Share-Based Compensation - Summary of Aggregate Options Activity and Information Regarding Options Outstanding (Details) ¥ / shares in Units, ¥ in Thousands, shares in Thousands		12 Months Ended
	Jan. 22, 2019 $ / shares	Feb. 28, 2022 ¥ / shares shares	Feb. 28, 2021 CNY (¥) ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Options, Options outstanding, Beginning of period | shares		4,090
Number of Options, Forfeited | shares		(122)
Number of Options, Expired | shares		(70)
Number of Options, Options outstanding, End of period | shares		3,898	4,090
Number of Options, Options vested or expected to vest | shares		3,898
Number of Options, Options exercisable | shares		3,114
Weighted Average Exercise Price, Options outstanding, Beginning of period | ¥ / shares		¥ 14.96
Weighted Average Exercise Price, Granted | $ / shares	$ 4.6
Weighted Average Exercise Price, Forfeited | ¥ / shares		27.12
Weighted Average Exercise Price, Expired | ¥ / shares		19.91
Weighted Average Exercise Price, Options outstanding, End of period | ¥ / shares		14.49	¥ 14.96
Weighted Average Exercise Price, Options vested or expected to vest | ¥ / shares		14.49
Weighted Average Exercise Price, Options exercisable | ¥ / shares		¥ 13.32
Weighted Average Remaining Contract Life (Years), Options outstanding		5 years 10 months 28 days	6 years 11 months 8 days
Weighted Average Remaining Contract Life (Years), Forfeited		8 years 5 months 8 days
Weighted Average Remaining Contract Life (Years), Expired		5 years 5 months 4 days
Weighted Average Remaining Contract Life (Years), Options vested or expected to vest		5 years 10 months 28 days
Weighted Average Remaining Contract Life (Years), Options exercisable		5 years 2 months 19 days
Aggregate Intrinsic Value, Options outstanding | ¥			¥ 29,428